Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
5. FAIR VALUE MEASUREMENTS
The Plan’s investments are stated at fair value maximizing the use of observable inputs and minimizing the use of unobservable inputs. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The Plan categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Level 1
Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2
Fair value is based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3
Fair value is based on valuation methods using inputs that are less observable, unavailable or where the observable data does support a significant portion of the financial instrument’s fair value. Inputs may be internally developed methodologies that result in a best estimate of the fair value. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following is a description of the valuation methodologies used for investments measured at fair value:

•	Short-term investments: Investments in money market funds are valued at quoted market prices. These investments are highly liquid and readily convertible to known amounts of cash.

•
Common stock:
The market value of the common stock of Enbridge is based on the closing market price of the common stock on the New York Stock Exchange on the last business day of the Plan’s fiscal year multiplied by the number of shares held.

•	Registered investment funds: Investment funds valued at quoted market prices.

•
Common collective trust funds and Stable value trust fund:
Investments valued based upon net asset value (“NAV”) as a practical expedient and are, accordingly, excluded from the fair value hierarchy
(Note 6)
.

The classification of the investments by fair value hierarchy are as follows:

	2025		2024
December 31,	Level 1	Total	Level 1	Total
(thousands of dollars)
Investments measured at fair value
Short-term investments	75,148	75,148	71,529	71,529
Common stock	403,246	403,246	384,904	384,904
Registered investment funds	290,217	290,217	256,404	256,404

	768,611	768,611	712,837	712,837

Investments measured at net asset value
Common collective trust funds		1,244,464		1,065,551
Stable value trust fund		37,048		39,926

		1,281,512		1,105,477

		2,050,123		1,818,314